Document and Entity Information	Sep. 14, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001104855
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 14, 2021
Entity Registrant Name	SUPPORT.COM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37594
Entity Tax Identification Number	94-3282005
Entity Address, Address Line One	1521 Concord Pike (US 202)
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	(650)
Local Phone Number	556-9440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false